Material Accounting Policies (Details) - Schedule of Estimated Useful Lives	12 Months Ended
Dec. 31, 2023
Acquired software [Member] | Bottom of Range [Member]
Material Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Intangible assets useful life amortized	3 years
Acquired software [Member] | Top of Range [Member]
Material Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Intangible assets useful life amortized	5 years
ERP-like acquired software [Member] | Bottom of Range [Member]
Material Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Intangible assets useful life amortized	5 years
ERP-like acquired software [Member] | Top of Range [Member]
Material Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Intangible assets useful life amortized	8 years